Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 24, 2020	Apr. 29, 2020	Feb. 13, 2020	Jan. 09, 2020	Sep. 03, 2019	Dec. 18, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	May 01, 2020
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services	150,000
Shares Issued, Price Per Share	$ 1.08
Proceeds from Issuance of Common Stock									$ 828,750	$ 100,000	$ 121,250	$ 30,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right													1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.00							$ 1.00
Warrants and Rights Outstanding, Maturity Date													Apr. 30, 2021
Issuance of common stock in connection with exercise of investor warrants, shares.						400,000
Issuance of common stock in connection with exercise of investor warrants						$ 400,000	$ 400,000
Stock Issued During Period, Value, Issued for Services	$ 162,000							$ 162,000				$ 50,000
Common Stock, Shares, Outstanding							23,838,416		23,838,416		22,809,666	22,688,416
Second Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right													1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 1.50
Warrants and Rights Outstanding, Term													12 months
Subscription Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		478,750
Proceeds from Issuance of Common Stock		$ 478,750
Sale of Stock, Price Per Share		$ 1.00
Subscription Agreement [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		500,000
Private placement fee amount paid		$ 50,000
Private Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services					100,000
Shares Issued, Price Per Share					$ 1.00
Sale of Stock, Number of Shares Issued in Transaction			11,250	10,000
Proceeds from Issuance of Common Stock			$ 11,250	$ 10,000